Hood River Small-Cap Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 96.5%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.7%
ZoomInfo Technologies, Inc. (a)	402,989	$9,957,858
TOTAL COMMUNICATION SERVICES		9,957,858

CONSUMER DESCRETIONARY - 12.2%
Distributors - 0.7%
Funko, Inc. (a)(c)	1,072,958	10,117,994
Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	104,678	11,922,824
Hotels, Restaurants & Leisure - 7.42%
Bowlero Corp. (a)(c)	1,216,180	20,614,251
Caesars Entertainment, Inc. (a)	398,800	19,465,428
DraftKings, Inc. (a)(c)	722,705	13,991,569
Golden Entertainment, Inc. (a)(c)	226,533	9,856,451
Planet Fitness, Inc. (a)(c)	259,134	20,126,937
Playa Hotels & Resorts NV - ADR (a)	2,030,410	19,491,936
		103,546,572
Household Durables - 1.21%
Lovesac Co. (a)(c)	495,961	14,333,273
Purple Innovation, Inc. (a)(c)	993,733	2,623,455
		16,956,728
Specialty Retail - 2.00%
Boot Barn Holdings, Inc. (a)(c)	268,523	20,579,603
Signet Jewelers Ltd. - ADR	93,986	7,310,231
		27,889,834
TOTAL CONSUMER DISCRETIONARY		170,433,952

CONSUMER STAPLES - 2.2%
Beverages - 1.7%
Celsius Holdings, Inc. (a)	250,649	23,295,318
Personal Care Products - 0.5%
Inter Parfums, Inc.	47,418	6,744,736
TOTAL CONSUMER STAPLES		30,040,054

ENERGY - 1.11%
Oil, Gas & Consumable Fuels - 1.11%
Denison Mines Corp. - ADR (a)(c)	11,279,592	12,294,755
Northern Oil and Gas, Inc. (c)	111,505	3,384,177
		15,678,932
TOTAL ENERGY		15,678,932

FINANCIALS - 5.5%
Consumer Finance - 1.7%
FirstCash Holdings, Inc.	243,798	23,251,015
Financial Services - 0.6%
I3 Verticals, Inc. (a)(c)	358,685	8,798,543
Insurance - 3.2%
BRP Group, Inc. (a)(c)	343,375	8,742,328
HCI Group, Inc. (c)	252,864	13,553,510
Kinsale Capital Group, Inc. (c)	72,804	21,852,121
Skyward Specialty Insurance Group, Inc. (a)(c)	46,116	1,008,557
		45,156,516
TOTAL FINANCIALS		77,206,074

HEALTH CARE - 23.2%
Biotechnology - 5.9%
Alkermes Plc - ADR (a)	325,236	9,168,403
Beam Therapeutics, Inc. (a)(c)	99,788	3,055,509
Cerevel Therapeutics Holdings, Inc. (a)(c)	252,289	6,153,329
Cytokinetics, Inc. (a)(c)	212,097	7,463,693
Karuna Therapeutics, Inc. (a)(c)	93,692	17,018,215
Kezar Life Sciences, Inc. (a)	600,079	1,878,247
Krystal Biotech, Inc. (a)	197,920	15,845,475
Neurocrine Biosciences, Inc. (a)	87,840	8,891,165
TG Therapeutics, Inc. (a)(c)	325,688	4,898,348
Verve Therapeutics, Inc. (a)(c)	145,270	2,094,793
Viridian Therapeutics, Inc. (a)	251,903	6,408,412
		82,875,589
Health Care Equipment & Supplies - 6.9%
Axonics, Inc. (a)(c)	574,288	31,333,153
Cerus Corp. (a)(c)	1,793,528	5,326,778
Lantheus Holdings, Inc. (a)(c)	724,956	59,852,368
		96,512,299
Health Care Providers & Services - 7.0%
Alignment Healthcare, Inc. (a)	1,092,064	6,945,527
Community Health Systems, Inc. (a)	397,483	1,947,667
DocGo, Inc. (a)(c)	2,537,117	21,946,062
Option Care Health, Inc. (a)	756,628	24,038,071
Select Medical Holdings Corp. (c)	1,190,814	30,782,542
Surgery Partners, Inc. (a)(c)	351,145	12,103,968
		97,763,837
Health Care Technology - 0.9%
Evolent Health, Inc. (a)(c)	367,261	11,917,620
Pharmaceuticals - 2.5%
Axsome Therapeutics, Inc. (a)(c)	168,360	10,384,445
Harmony Biosciences Holdings, Inc. (a)(c)	138,545	4,523,494
Intra-Cellular Therapies, Inc. (a)	365,140	19,772,331
		34,680,270
TOTAL HEALTH CARE		323,749,615

INDUSTRIALS - 23.2%
Aerospace & Defense - 3.7%
Axon Enterprise, Inc. (a)	210,556	47,343,517
Terran Orbital Corp. (a)(c)	2,511,685	4,621,500
		51,965,017
Air Freight & Logistics - 1.2%
GXO Logistics, Inc. (a)(c)	343,376	17,326,753
Commercial Services & Supplies - 1.9%
Clean Harbors, Inc. (a)	184,189	26,257,984
Construction & Engineering - 7.1%
Comfort Systems USA, Inc.	204,125	29,794,085
MasTec, Inc. (a)(c)	542,676	51,250,322
Valmont Industries, Inc.	55,744	17,797,944
		98,842,351
Electrical Equipment - 1.0%
Encore Wire Corp. (c)	77,218	14,310,812
Ground Transportation - 3.6%
FTAI Infrastructure, Inc.	1,384,823	4,154,469
RXO, Inc. (a)(c)	852,888	16,750,720
TFI INTL, Inc. - ADR	249,599	29,774,665
		50,679,854
Marine - 1.56%
Kirby Corp. (a)	309,935	21,602,469
Trading Companies & Distributors - 3.1%
FTAI Aviation Ltd. - ADR	1,541,479	43,099,753
TOTAL INDUSTRIALS		324,084,993

INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 4.8%
ADTRAN Holdings, Inc.	546,862	8,673,231
Calix, Inc. (a)	620,761	33,266,582
Harmonic, Inc. (a)	1,705,364	24,881,261
		66,821,074
Electronic Equipment, Instruments & Components - 1.3%
Rogers Corp. (a)(c)	113,016	18,470,205
IT Services - 5.3%
DigitalOcean Holdings, Inc. (a)(c)	201,336	7,886,331
ExlService Holdings, Inc. (a)(c)	206,672	33,445,730
WNS Holdings Ltd. - ADR (a)	346,739	32,305,672
		73,637,733
Semiconductors & Semiconductor Equipment - 9.5%
Aehr Test Systems (a)(c)	733,849	22,763,996
Axcelis Technologies, Inc. (a)	180,202	24,011,917
Cohu, Inc. (a)	183,493	7,044,296
Indie Semiconductor, Inc. (a)(c)	1,344,702	14,186,606
Onto Innovation, Inc. (a)	170,617	14,993,822
Rambus, Inc. (a)(c)	524,990	26,910,987
SiTime Corp. (a)(c)	165,176	23,492,983
		133,404,607
Software - 3.6%
Applied Digital Corp. (a)	1,956,215	4,381,922
Blackline, Inc. (a)(c)	76,059	5,107,362
Five9, Inc. (a)	323,308	23,371,935
NICE Ltd. - ADR (a)(c)	76,708	17,557,694
		50,418,913
TOTAL INFORMATION TECHNOLOGY		342,752,532

MATERIALS - 2.4%
Construction Materials - 2.4%
Eagle Materials, Inc.	161,882	23,756,184
Summit Materials, Inc. (a)(c)	319,223	9,094,663
		32,850,847
TOTAL MATERIALS		32,850,847

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc. (c)	214,821	13,688,394
TOTAL TELECOMMUNICATION SERVICES		13,688,394

UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Altus Power, Inc. (a)(c)	1,358,885	7,446,690
TOTAL UTILITIES		7,446,690
TOTAL COMMON STOCKS (Cost $1,125,573,039)		1,347,889,941

REITS - 1.0%
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	495,351	14,167,038
TOTAL REITS (cost $17,608,380)		14,167,038

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Treasury Obligations Fund - Class Z, 4.67% (b)	31,754,913	31,754,913
TOTAL SHORT-TERM INVESTMENTS (Cost $31,754,913)		31,754,913

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 26.5%
Mount Vernon Liquid Assets Portfolio, 4.93% (b)	369,151,443	369,151,443
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $369,151,443)		369,151,443

Total Investments (Cost $1,544,087,776) - 126.3%		1,762,963,335
Liabilities in excess of Other Assets - (26.3)%		(366,624,799)
TOTAL NET ASSETS - 100.00%		$1,396,338,536

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2023.
(c)	This security or a portion of this security was out on loan at March 31, 2023. As of March 31, 2023, the total value of loaned securities was 360,094,545 or 25.8% of net assets. The remaining contractual maturity of all the securities lending transactions, is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Summary of Fair Value Measurements at March 31, 2023 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,957,858	$-	$-	$9,957,858
Consumer Discretionary	170,433,952	-	-	170,433,952
Consumer Staples	30,040,054	-	-	30,040,054
Energy	15,678,932	-	-	15,678,932
Financials	77,206,074	-	-	77,206,074
Health Care	323,749,615	-	-	323,749,615
Industrials	324,084,993	-	-	324,084,993
Information Technology	342,752,532	-	-	342,752,532
Materials	32,850,847	-	-	32,850,847
Telecommunication Services	13,688,394	-	-	13,688,394
Utilities	7,446,690	-	-	7,446,690
Total Common Stocks	1,347,889,941	-	-	1,347,889,941
REITs	14,167,038	-	-	14,167,038
Short-Term Investments	31,754,913	-	-	31,754,913
Investments Purchased with Cash Proceeds from Securities Lending		369,151,443	-	369,151,443
Total Investments in Securities	$1,393,811,892	$369,151,443	$-	$1,762,963,335

Secured Borrowings
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.

U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S.
Government or it agencies, or any combination of cash and such securities. At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.

As of March 31, 2023, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions
	Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged From Counterparty^	Net Exposure
	Hood River Small-Cap Growth Fund	Common Stock	$ 369,151,443	$ 369,151,443	$ -

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the
Fund's Schedule of Investments for details on the securities out on loan.